FV Measurements (Quantitative Information About Significant Unobservable Inputs Used in Level 3 Measurements) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Total assets	$ 240,000,000	$ 396,000,000
Liabilities
Total liabilities	504,000,000	1,078,000,000
Fair Value, Measurements, Recurring
Assets
Total assets	240,000,000	396,000,000
Liabilities
Total liabilities	504,000,000	1,078,000,000
Net liability	264,000,000	682,000,000
Regulatory deferral | Fair Value, Measurements, Recurring
Assets
Total assets	16,000,000	238,000,000
Liabilities
Total liabilities	76,000,000	25,000,000
HFT derivatives | Fair Value, Measurements, Recurring
Assets
Total assets	202,000,000	153,000,000
Liabilities
Total liabilities	421,000,000	1,025,000,000
HFT derivatives | Power swaps and physical contracts | Fair Value, Measurements, Recurring
Assets
Total assets	18,000,000	44,000,000
Liabilities
Total liabilities	24,000,000	31,000,000
HFT derivatives | Natural gas swaps, futures, forwards and physical contracts | Fair Value, Measurements, Recurring
Liabilities
Total liabilities	397,000,000	994,000,000
Level 3
Assets
Total assets	34,000,000	90,000,000
Liabilities
Total liabilities	365,000,000	826,000,000
Net liability	331,000,000	736,000,000
Level 3 | Fair Value, Measurements, Recurring
Assets
Total assets	34,000,000	90,000,000
Liabilities
Total liabilities	365,000,000	826,000,000
Net liability	331,000,000	736,000,000
Level 3 | Regulatory deferral | Fair Value, Measurements, Recurring
Assets
Total assets	0	52,000,000
Liabilities
Total liabilities	0	0
Level 3 | Regulatory deferral | Physical natural gas purchases
Assets
Total assets		52,000,000
Liabilities
Total liabilities		$ 0
Level 3 | Regulatory deferral | Range, Minimum | Physical natural gas purchases | Third-party pricing
Liabilities
Derivative, measurement input		5.79
Level 3 | Regulatory deferral | Range, Maximum | Physical natural gas purchases | Third-party pricing
Liabilities
Derivative, measurement input		31.85
Level 3 | Regulatory deferral | Weighted average | Physical natural gas purchases | Third-party pricing
Liabilities
Derivative, measurement input		12.27
Level 3 | HFT derivatives | Fair Value, Measurements, Recurring
Assets
Total assets	34,000,000	$ 38,000,000
Liabilities
Total liabilities	365,000,000	826,000,000
Level 3 | HFT derivatives | Power swaps and physical contracts
Assets
Total assets		4,000,000
Liabilities
Total liabilities		1,000,000
Level 3 | HFT derivatives | Power swaps and physical contracts | Fair Value, Measurements, Recurring
Assets
Total assets	0	4,000,000
Liabilities
Total liabilities	0	1,000,000
Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts
Assets
Total assets	34,000,000	34,000,000
Liabilities
Total liabilities	365,000,000	825,000,000
Level 3 | HFT derivatives | Natural gas swaps, futures, forwards and physical contracts | Fair Value, Measurements, Recurring
Liabilities
Total liabilities	$ 365,000,000	$ 825,000,000
Level 3 | HFT derivatives | Range, Minimum | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input		43.24
Level 3 | HFT derivatives | Range, Minimum | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	1.27	2.45
Level 3 | HFT derivatives | Range, Maximum | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input		269.10
Level 3 | HFT derivatives | Range, Maximum | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	16.25	33.88
Level 3 | HFT derivatives | Weighted average | Power swaps and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input		138.79
Level 3 | HFT derivatives | Weighted average | Natural gas swaps, futures, forwards and physical contracts | Third-party pricing
Liabilities
Derivative, measurement input	4.85	12.01